Annual Fund Operating Expenses	May 01, 2026
Emerging Markets Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
Emerging Markets Fund | Emerging Markets Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.63%
Expenses (as a percentage of Assets)	1.63%
Fee Waiver or Reimbursement	(0.02%)	[1]
Net Expenses (as a percentage of Assets)	1.61%
Emerging Markets Fund | Emerging Markets Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	1.23%
Fee Waiver or Reimbursement	(0.22%)	[1]
Net Expenses (as a percentage of Assets)	1.01%
Emerging Markets Fund | Emerging Markets Fund Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.52%
Expenses (as a percentage of Assets)	1.27%
Fee Waiver or Reimbursement	(0.16%)	[1]
Net Expenses (as a percentage of Assets)	1.11%
Emerging Markets Fund | Emerging Markets Fund Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.45%
Expenses (as a percentage of Assets)	1.20%
Fee Waiver or Reimbursement	(0.29%)	[1]
Net Expenses (as a percentage of Assets)	0.91%
Global Resources Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
Global Resources Fund | Global Resources Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.49%
Fee Waiver or Reimbursement	(0.11%)	[2]
Net Expenses (as a percentage of Assets)	1.38%
Global Resources Fund | Global Resources Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	0.96%
Global Resources Fund | Global Resources Fund Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	1.13%
International Investors Gold Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027	[3]
International Investors Gold Fund | International Investors Gold Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	1.31%
Fee Waiver or Reimbursement	0.00%	[3]
Net Expenses (as a percentage of Assets)	1.31%
International Investors Gold Fund | International Investors Gold Fund Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	2.12%
Fee Waiver or Reimbursement	0.00%	[3]
Net Expenses (as a percentage of Assets)	2.12%
International Investors Gold Fund | International Investors Gold Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	1.06%
Fee Waiver or Reimbursement	(0.06%)	[3]
Net Expenses (as a percentage of Assets)	1.00%
International Investors Gold Fund | International Investors Gold Fund Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.03%
Fee Waiver or Reimbursement	0.00%	[3]
Net Expenses (as a percentage of Assets)	1.03%
CM Commodity Index Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
CM Commodity Index Fund | CM Commodity Index Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	1.37%
Fee Waiver or Reimbursement	(0.42%)	[4]
Net Expenses (as a percentage of Assets)	0.95%
CM Commodity Index Fund | CM Commodity Index Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	(0.20%)	[4]
Net Expenses (as a percentage of Assets)	0.65%
CM Commodity Index Fund | CM Commodity Index Fund Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.20%)	[4]
Net Expenses (as a percentage of Assets)	0.70%
VanEck Morningstar Wide Moat Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
VanEck Morningstar Wide Moat Fund | VanEck Morningstar Wide Moat Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.43%
Expenses (as a percentage of Assets)	1.88%
Fee Waiver or Reimbursement	(1.29%)	[5]
Net Expenses (as a percentage of Assets)	0.59%
VanEck Morningstar Wide Moat Fund | VanEck Morningstar Wide Moat Fund Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.55%
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	(0.51%)	[5]
Net Expenses (as a percentage of Assets)	0.49%
Onchain Economy ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
Onchain Economy ETF | Onchain Economy ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Other Expenses (as a percentage of Assets):	0.00%	[6]
Acquired Fund Fees and Expenses	0.00%	[7]
Expenses (as a percentage of Assets)	0.69%	[6]
Fee Waiver or Reimbursement	(0.02%)	[6],[8]
Net Expenses (as a percentage of Assets)	0.67%
VanEck Emerging Markets Bond ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027	[3]
VanEck Emerging Markets Bond ETF | VanEck Emerging Markets Bond ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.01%	[9],[10]
Expenses (as a percentage of Assets)	0.76%	[9]
VanEck India Select ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 1, 2027
VanEck India Select ETF | VanEck India Select ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.00%	[11],[12]
Net Expenses (as a percentage of Assets)	0.75%	[11]

[1]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.60% for Class A, 1.00% for Class I, 1.10% for Class Y, and 0.90% for Class Z of the Fund’s average daily net assets per year until May 1, 2027. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.
[2]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.38% for Class A, 0.95% for Class I, and 1.13% for Class Y of the Fund’s average daily net assets per year until May 1, 2027. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.
[3]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.45% for Class A, 2.20% for Class C, 1.00% for Class I, and 1.10% for Class Y of the Fund’s average daily net assets per year until May 1, 2027. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.
[4]	Van Eck Absolute Return Advisers Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 0.95% for Class A, 0.65% for Class I, and 0.70% for Class Y of the Fund’s average daily net assets per year until May 1, 2027. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.
[5]	Van Eck Associates Corporation (the “Adviser”) has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 0.59% for Class I and 0.49% for Class Z of the Fund’s average daily net assets per year until May 1, 2027. During such time, the expense limitation is expected to continue until the Board of Trustees acts to discontinue all or a portion of such expense limitation.
[6]	Van Eck Absolute Return Advisers Corporation (the “Adviser” or “VEARA”) will pay all expenses of the Fund (inclusive of any Subsidiary (as defined below) expenses), except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least May 1, 2027.
[7]	“Acquired Fund Fees and Expenses” include fees and expenses incurred indirectly by the Fund as a result of investments in other investment companies. Because acquired fund fees and expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund’s financial statements and the information presented in the table will differ from that presented in the Fund’s financial highlights included in the Fund’s report to shareholders.
[8]	The Adviser has agreed to waive the management fee it charges the Fund by any amount the Adviser or its affiliates collect as a management fee from underlying funds. Such fee waivers are included in the “Fee Waivers” above.
[9]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least May 1, 2027.
[10]	“Other Expenses” are restated to reflect current fees.
[11]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least May 1, 2027
[12]	“Other Expenses” are based on estimated amounts for the current fiscal year.